Financial Instruments - Summary of Carrying Amounts of Canadian Dollar Denominated Monetary Assets and Monetary Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Monetary assets
Cash and cash equivalents	$ 98,521	$ 124,295	$ 103,297
Accounts receivable	3,194	2,316
Long-term investments - common shares held	95,608	64,621
Long-term investments - warrants held	124
Convertible note receivable	15,777
Other long-term assets	11,289	12,163
Monetary liabilities
Accounts payable and accrued liabilities	12,118	18,062
Currency risk [member]
Monetary assets
Cash and cash equivalents	453	1,258
Accounts receivable	71	170
Long-term investments - common shares held	90,003	57,223
Long-term investments - warrants held	124
Convertible note receivable	15,777
Other long-term assets	717	670
Total Canadian dollar denominated monetary assets	107,145	59,321
Monetary liabilities
Accounts payable and accrued liabilities	5,542	6,181
Performance share units	1,165	1,043
Total Canadian dollar denominated monetary liabilities	$ 6,707	$ 7,224